INVESTMENT IN AFFILIATES (Summary of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheets:
Current assets	$ 83,638	$ 77,459
Non-current assets	27,672	21,424
Current liabilities	20,704	14,681
Non-current liabilities	8,601	4,312
Statements of operation:
Revenues	102,032	93,178	$ 106,527
Gross loss	15,562	8,391	20,444
Loss from continuing operations	806	(4,408)	2,396
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	466	919
Non-current assets	1,383	1,436
Current liabilities	1,040	1,254
Non-current liabilities
Statements of operation:
Revenues	877	1,534	604
Gross loss	(228)	(154)	(216)
Loss from continuing operations	(291)	(266)	(416)
Net losses attributable to the Company	$ (132)	$ (140)	$ (210)